Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Summary of Rollforward of Legal Proceedings

	Labor	Taxes	Total
Balance at December 31, 2017	—	—	—
Additions	17	124	141
Reversals	—	(10)	(10)
Balance at December 31, 2018	17	114	131
Additions	209	145	354
Reversals	(104)	(130)	(234)
Balance at December 31, 2019	122	129	251

Summary of Litigation Settlement

	2019	2018
Civil (a)	6,113	4,425
Labor (b)	1,096	745
Total	7,209	5,170

(a)	The civil proceedings relate mainly to customer claims, including those related to the early termination of certain agreements, among others.
(b)

The labor proceedings to which the Company is a party were filed by former employees or suppliers and third-party service providers’ employees seeking joint liability for the acts of the Company’s suppliers and service providers.